UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23221

FS Credit Income Fund
(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman
FS Credit Income Fund
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150
Date of fiscal year end: October 31
Date of reporting period: April 30, 2019

Item 1.   Reports to Stockholders.
The semi-annual report (“Semi-Annual Report”) of FS Credit Income Fund (the “Fund”) for the six months ended April 30, 2019 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (“1940 Act”), is as follows:

INVESTMENTS®

Semi-annual report

2019

FS Credit Income Fund

Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of FS Credit Income Fund's (the "Fund") shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from the Fund electronically by calling (877) 628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

FS Credit Income Fund
PORTFOLIO REVIEW
The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of April 30, 2019 (unaudited):
Portfolio composition (by fair value)
Senior Secured Loans—First Lien	13%
Senior Secured Loans—Second Lien	3%
Senior Secured Bonds	22%
Unsecured Bonds	33%
CLO/Structured Credit	27%
Emerging Markets Debt	1%
Common Equity	1%
100%
Top 10 Holdings (by fair value)
Puerto Rico Sales Tax Financing Corp.	4%
Frontier Communications Corp.	3%
Altice Europe N.V.	2%
Liberty Interactive LLC	2%
Vantage Drill International	2%
L Brands, Inc.	2%
Dex Media, Inc.	1%
Urban One, Inc.	1%
HCA, Inc.	1%
BPP Pristine US Mezz A LLC	1%
Industry classification (by fair value)
USD CLO	18%
EUR CLO	8%
Media Entertainment	7%
Oil & Gas	6%
Municipal	5%
Telecommunications	5%
Retail	4%
Chemicals	4%
Healthcare Services	4%
Commercial Services	3%
Pharmaceuticals	3%
Coal	2%
Healthcare	2%
Internet	2%
Oil & Gas Services	2%
Independent Oil & Gas	2%
Retailers	2%
Other Financial	2%
Transportation	1%
Periodical Publishers	1%
Commercial Banks	1%
Leisure	1%
USD CDO	1%
Diversified Financial Services	1%
Metals and Mining	1%
Other	12%
100%

FS Credit Income Fund
OFFICERS AND BOARD OF TRUSTEES
Officers

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.
Chief Financial Officer & Treasurer

STEPHEN S. SYPHERD
General Counsel & Secretary

JAMES F. VOLK
Chief Compliance Officer	Board of Trustees

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

STEVEN SHAPIRO
Trustee
Partner and Executive Committee Member,
GoldenTree Asset Management

HOLLY E. FLANAGAN
Trustee
Managing Director, Gabriel Investments

BRIAN R. FORD
Trustee
Retired Partner, Ernst & Young LLP

DANIEL J. HILFERTY III
Trustee
Chief Executive Officer,
Independence Health Group

FS Credit Income Fund
Semi-Annual Report for the Six Months Ended April 30, 2019

FS Credit Income Fund

Unaudited Schedule of Investments
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—14.3%
Abaco Energy Technologies LLC, L+700, 1.0% Floor, 11/20/2020	(d)	Independent Oil & Gas	$997	$984	$1,000
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d)	Media Entertainment	229	211	202
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d)	Healthcare	528	523	530
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d)	Metals and Mining	564	560	552
Almonde, Inc., L+725, 1.0% Floor, 6/13/2025	(d)(j)	Technology	76	76	76
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d)	Independent Oil & Gas	1,122	1,142	1,092
Cengage Learning, Inc., L+425, 1.0% Floor, 6/7/2023	(d)(j)	Media Entertainment	301	291	291
Comet Bidco Limited, L+500, 1.0% Floor, 9/30/2024	(d)	Consumer Cyclical Services	698	680	687
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/2024	(d)	Metals and Mining	177	181	176
Contura Energy, Inc., L+500, 1.0% Floor, 11/10/2025	(d)	Metals and Mining	1,011	972	1,012
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d)	Periodical Publishers	2,272	2,239	2,343
Dun & Bradstreet Corp., L+500, 2/8/2026	(d)	Technology	215	211	217
Dynasty Acquisition Co., Inc., L+400, 4/6/2026	(d)	Transportation Services	192	191	193
East Valley Tourist Development Authority, L+800, 1.0% Floor, 9/30/2020	(d)	Leisure	1,069	1,069	1,069
Envision Healthcare Corp., L+375, 10/10/2025	(d)	Healthcare	1,493	1,421	1,445
Equitrans Midstream Corp., L+450, 1/31/2024	(d)	Midstream	718	697	726
Holland & Barrett International, E + 425, 9/2/2024	(d)	Consumer Cyclical Services	€400	456	387
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retailers	$281	274	281
Neiman Marcus Group Ltd. LLC, L+325, 1.0% Floor, 10/25/2020	(d)	Retailers	519	472	482
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/28/2022	(d)	Healthcare	1,226	1,184	1,214
PetSmart, Inc., L+425, 1.0% Floor, 3/11/2022	(d)(j)	Retailers	225	218	217
PG&E Opco, L+120, 1.0% Floor, 4/16/2020	(d)(e)(f)(j)	Electric	125	115	111
Premier Oil plc, L+500, 5/31/2021	(d)(j)	Independent Oil & Gas	522	491	492
Premier Oil plc, L+500, 5/31/2021	(d)(j)	Independent Oil & Gas	138	130	130
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d)(j)	Healthcare-Services	$327	$326	$325
R.R. Donnelley & Sons Co., L+500, 1/15/2024	(d)	Media Entertainment	773	765	776
R1 RCM, Inc., L+525, 5/8/2025	(d)	Other Financial	710	705	710
Red Ventures, LLC, L+300, 11/8/2024	(d)	Media Entertainment	260	262	262
RegionalCare Hospital Partners Holdings, Inc., L+450, 11/16/2025	(d)	Healthcare-Services	1,484	1,469	1,493
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d)	Oil Field Services	1,397	1,202	1,122
TopGolf International, Inc., L+550, 2/9/2026	(d)	Leisure	925	916	938
UTEX Industries Inc., L+400, 1.0% Floor, 5/22/2021	(d)	Chemicals	559	557	543
Valeant Pharmaceuticals International, Inc., L+300, 6/2/2025	(d)	Pharmaceuticals	96	95	96
Verscend Holding Corp., L+450, 8/24/2025	(d)	Technology	567	563	572
Total Senior Secured Loans—First Lien				21,648	21,762
Senior Secured Loans—Second Lien—3.7%
Asurion LLC, L+650, 8/4/2025	(d)	Property & Casualty Insurance	450	449	460
BPP Pristine US Mezz A LLC, L+450, 6/24/2020	(d)(g)	Other Financial	1,900	1,889	1,881
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/2026	(d)	Other Industrial	290	288	283
Dynasty Acquisition Co., Inc., L+400, 4/6/2026	(d)	Transportation Services	103	103	104
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d)(j)	Retailers	1,413	1,358	1,354
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/2023	(d)	Healthcare	320	320	314
UTEX Industries Inc., L+725, 1.0% Floor, 5/22/2022	(d)	Chemicals	960	946	910
Verifone Systems, Inc., L+800, 8/20/2026	(d)	Technology	420	417	423
Total Senior Secured Loans—Second Lien				5,770	5,729
Senior Secured Bonds—24.5%
ADT Corp., 4.9%, 7/15/2032	(h)(i)	Commercial Services	1,752	1,402	1,460
Altice Financing SA, 7.5%, 5/15/2026	(h)(i)	Media Entertainment	1,205	1,174	1,224
Altice France SA, 8.1%, 2/1/2027	(h)(i)	Media Entertainment	2,431	2,448	2,540
Ambac LSNI LLC, 7.6%, 2/12/2023	(h)(i)	Insurance	179	181	181
Avantor, Inc., 4.8%, 10/1/2024		Healthcare-Products	€319	375	380
BCD Acquisition, Inc., 9.6%, 9/15/2023	(h)(i)	Auto Manufacturers	393	419	418
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Central Garden & Pet Co., 5.1%, 2/1/2028	(i)	Household Products/ Wares	$119	$113	$114
Chembulk Holding LLC, 8.0%, 2/2/2023	(h)	Transportation	400	401	389
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(h)(i)	Oil & Gas Services	1,432	1,442	1,393
Denbury Resources, Inc., 9.0%, 5/15/2021	(h)(i)	Oil & Gas	152	150	155
Denbury Resources, Inc., 9.3%, 3/31/2022	(h)(i)	Oil & Gas	852	873	866
Denbury Resources, Inc., 7.5%, 2/15/2024	(h)(i)	Oil & Gas	462	427	429
Digicel International Finance Ltd/Digicel Holdings Bermuda Ltd, 8.8%, 5/25/2024	(h)(i)	Telecommunications	1,305	1,305	1,307
Drax Finco Plc, 6.6%, 11/1/2025	(h)(i)	Electric	235	235	240
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022		Transportation	829	837	833
Frontier Communications Corp, 8.0%, 4/1/2027	(h)(i)	Telecommunications	682	682	707
Frontier Communications Corp., 8.5%, 4/1/2026	(h)(i)	Telecommunications	1,822	1,703	1,722
HCA, Inc., 6.5%, 2/15/2020	(i)	Healthcare-Services	1,853	1,898	1,902
Hexion, Inc., 10.4%, 2/1/2022	(e)(f)(h)	Chemicals	1,101	1,050	869
Hexion, Inc., 6.6%, 4/15/2020	(e)(f)	Chemicals	282	248	224
Hot Topic, Inc., 9.3%, 6/15/2021	(h)(i)	Retail	999	989	1,000
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(h)(i)	Mining	935	943	977
Italy Buoni Poliennali Del Tesoro, 2.8%, 12/1/2028		Sovereign	€564	661	654
Italy Buoni Poliennali Del Tesoro, 2.5%, 10/1/2023		Sovereign	563	668	658
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(h)(i)	Mining	$187	188	192
KME AG, 6.8%, 2/1/2023		Mining	€100	104	109
Kronos International, Inc., 3.8%, 9/15/2025		Chemicals	419	438	464
L Brands, Inc., 6.9%, 11/1/2035	(i)	Retail	$1,297	1,116	1,155
L Brands, Inc., 6.8%, 7/1/2036	(i)	Retail	1,571	1,332	1,371
LSC Communications, Inc., 8.8%, 10/15/2023	(h)(i)	Commercial Services	1,382	1,457	1,456
Northern Oil and Gas, Inc., 9.5%, 5/15/2023	(i)	Oil & Gas	691	699	728
Pacific Drilling First Lien Escrow Issuer Ltd., 8.4%, 10/1/2023	(h)(i)	Oil & Gas	620	631	639
Platin 1426 GmbH, 5.4%, 6/15/2023		Machinery-Diversified	€175	203	196
Quorum Health Corp., 11.6%, 4/15/2023	(i)	Healthcare-Services	$199	197	172
Solocal Group, 8.0%, 3/15/2022		Internet	€1,338	1,568	1,388
Staples, Inc., 7.5%, 4/15/2026	(h)(i)	Retail	$1,414	1,414	1,417
Star Merger Sub, Inc., 6.9%, 8/15/2026	(h)(i)	Commercial Services	984	984	1,023
Tendam Brands SAU, 5.0%, 9/15/2024		Retail	€220	248	249
TransDigm, Inc., 6.4%, 6/15/2026	(j)	Aerospace/Defense	$65	65	65
Truck Hero, Inc., 8.5%, 4/21/2024	(h)(j)	Auto Parts & Equipment	677	677	683
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Urban One, Inc., 7.4%, 4/15/2022	(h)(i)	Media Entertainment	$2,005	$1,966	$1,980
Vantage Drilling International, 9.3%, 11/15/2023	(h)(i)	Oil & Gas	3,137	3,138	3,250
Yell Bondco Plc, 8.5%, 5/2/2023		Internet	£255	289	290
Total Senior Secured Bonds				37,338	37,469
Unsecured Bonds—36.7%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(h)(i)	Healthcare-Services	$1,110	1,105	1,205
Aruba Investments, Inc., 8.8%, 2/15/2023	(h)(i)	Chemicals	1,389	1,425	1,399
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.8%, 8/1/2025	(h)(i)	Home Builders	112	104	105
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.9%, 4/1/2027	(h)(i)	Home Builders	527	523	550
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(h)(i)	Pharmaceuticals	1,358	1,422	1,483
CaixaBank SA, 5.3%		Commercial Banks	€600	643	618
Camaieu New, 8.0%, 7/31/2022		Retailers	46	50	51
CDK Global, Inc., 4.9%, 6/1/2027	(i)	Software	$262	259	265
Cleveland-Cliffs, Inc., 5.9%, 6/1/2027	(h)(j)	Iron/Steel	291	280	281
Cleveland-Cliffs, Inc., 6.3%, 10/1/2040	(i)	Iron/Steel	442	382	389
Compass Group Diversified Holdings LLC, 8.0%, 5/1/2026	(h)(i)	Other Industrial	733	756	768
Consolidated Energy Finance SA, 6.5%, 5/15/2026	(h)(i)	Chemicals	300	299	307
Coty, Inc., 6.5%, 4/15/2026	(h)(i)	Household Products	226	215	223
CYBG Plc, 9.3%		Commercial Banks	£265	348	367
Denbury Resources, Inc., 5.5%, 5/1/2022	(i)	Oil & Gas	$175	155	136
Edison International, 4.1%, 3/15/2028	(i)	Electric	441	390	427
Endeavor Energy Resources LP/EER Finance, Inc., 5.5%, 1/30/2026	(h)(i)	Oil & Gas	385	377	405
Ensco PLC, 7.8%, 2/1/2026	(i)	Oil & Gas	1,061	1,005	916
Forestar Group, Inc., 8.0%, 4/15/2024	(h)(i)	Real Estate	277	277	285
Frontier California, Inc., 6.8%, 5/15/2027	(i)	Telecommunications	2	2	2
Frontier Communications Corp., 7.6%, 4/15/2024	(i)	Telecommunications	1,195	649	664
Frontier Communications Corp., 9.0%, 8/15/2031	(i)	Telecommunications	1,740	1,179	979
Frontier Florida LLC, 6.9%, 2/1/2028	(i)	Telecommunications	496	448	453
Frontier North, Inc., 6.7%, 2/15/2028	(i)	Telecommunications	691	608	630
Garrett LX I Sarl/Garrett Borrowing LLC, 5.1%, 10/15/2026		Auto Parts & Equipment	€200	203	221
Garrett LX I Sarl/Garrett Borrowing LLC, 5.1%, 10/15/2026		Auto Parts & Equipment	261	279	288
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.0%, 11/30/2024	(h)(i)	Software	$664	$709	$732
Hilcorp Energy I LP/Hilcorp Finance Co., 6.3%, 11/1/2028	(h)(i)	Oil & Gas	297	294	303
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(h)(i)(j)	Pharmaceuticals	1,543	1,582	1,574
IAMGOLD Corp., 7.0%, 4/15/2025	(h)(i)	Mining	310	317	317
InterXion Holding N.V., 4.8%, 6/15/2025	(h)	Software	€560	662	672
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(h)(i)	Commercial Services	$195	194	199
Liberty Interactive LLC, 4.0%, 11/15/2029	(i)	Media Entertainment	2,375	1,662	1,668
Liberty Interactive LLC, 3.8%, 2/15/2030	(i)	Media Entertainment	2,576	1,788	1,797
Lloyds Banking Group PLC, 7.5%	(i)	Commercial Banks	1,018	997	1,059
Macy’s Retail Holdings, Inc., 5.1%, 1/15/2042	(i)	Retail	1,453	1,179	1,247
Macy’s Retail Holdings, Inc., 4.3%, 2/15/2043	(i)	Retail	139	100	107
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC, 5.6%, 10/15/2023	(h)	Healthcare-Products	319	273	250
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC, 5.5%, 4/15/2025	(h)	Healthcare-Products	39	32	28
Marriott Ownership Resorts, Inc./ILG LLC, 6.5%, 9/15/2026	(h)(i)	Lodging	189	190	199
Methanex Corp., 5.7%, 12/1/2044	(i)	Chemicals	1,019	992	968
MPH Acquisition Holdings LLC, 7.1%, 6/1/2024	(h)(i)	Healthcare-Services	264	263	266
Natural Resource Partners LP/NRP Finance Corp, 9.1%, 6/30/2025	(h)(i)	Coal	1,740	1,740	1,807
Natural Resource Partners LP/NRP Finance Corp., 10.5%, 3/15/2022	(i)	Coal	1,174	1,237	1,238
Navient Corp, 5.6%, 8/1/2033	(i)(j)	Diversified Financial Services	1,818	1,461	1,466
Netflix, Inc., 3.6%, 5/15/2027		Internet	€305	346	359
Netflix, Inc., 3.9%, 11/15/2029	(h)	Internet	750	837	863
Nine Energy Service, Inc., 8.8%, 11/1/2023	(h)(i)	Oil & Gas Services	$1,401	1,401	1,448
Nordstrom, Inc., 5.0%, 1/15/2044	(i)	Retail	503	443	456
NOVA Chemicals Corp., 5.3%, 6/1/2027	(h)(i)	Chemicals	580	567	569
Pacific Gas & Electric Co., 5.8%, 3/1/2037	(e)(f)(i)	Electric	98	100	99
Pacific Gas & Electric Co., 6.4%, 2/15/2038	(e)(f)(i)	Electric	91	93	96
Pacific Gas & Electric Co., 6.3%, 3/1/2039	(e)(f)(i)	Electric	90	87	94
Pacific Gas & Electric Co., 5.4%, 1/15/2040	(e)(f)(i)	Electric	284	279	285
Pacific Gas & Electric Co., 4.6%, 6/15/2043	(e)(f)(i)	Electric	11	10	10
Pacific Gas & Electric Co., 5.1%, 11/15/2043	(e)(f)(i)	Electric	6	6	6
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/2025	(h)(i)	Oil & Gas	$109	$104	$111
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(h)(i)	Oil & Gas	693	632	715
Polaris Intermediate Corp., 8.5%, 12/1/2022	(h)(i)	Healthcare-Services	389	378	389
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(i)	Municipal	215	192	218
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.0%, 7/1/2047	(i)	Municipal	195	195	197
Puerto Rico Electric Power Auth., 7.0%, 7/1/2043	(e)(f)(i)	Municipal	80	53	65
Puerto Rico Electric Power Auth., 6.8%, 7/1/2036	(e)(f)(i)	Municipal	190	126	154
Puerto Rico Electric Power Auth., 5.0%, 7/1/2021	(e)(f)(i)	Municipal	5	3	4
Puerto Rico Electric Power Auth., 5.0%, 7/1/2027	(e)(f)(i)	Municipal	15	10	12
Puerto Rico Electric Power Auth., 5.5%, 7/1/2038	(e)(f)(i)	Municipal	200	127	162
Puerto Rico Electric Power Auth., 5.3%, 7/1/2035	(e)(f)(i)	Municipal	10	6	8
Puerto Rico Electric Power Auth., 5.3%, 7/1/2019	(e)(f)(i)	Municipal	10	6	8
Puerto Rico Electric Power Auth., 6.1%, 7/1/2040	(e)(f)(i)	Municipal	195	122	157
Puerto Rico Electric Power Auth., 5.3%, 7/1/2027	(e)(f)(i)	Municipal	315	205	254
Puerto Rico Electric Power Auth., 5.3%, 7/1/2031	(e)(f)(i)	Municipal	120	78	97
Puerto Rico Electric Power Auth., 5.3%, 7/1/2026	(e)(f)(i)	Municipal	160	104	129
Puerto Rico Electric Power Auth., 5.4%, 7/1/2028	(e)(f)(i)	Municipal	55	34	44
Puerto Rico Electric Power Auth., 3.8%, 7/1/2022	(e)(f)(i)	Municipal	5	3	4
Puerto Rico Electric Power Auth., 5.0%, 7/1/2020	(e)(f)(i)	Municipal	110	72	89
Puerto Rico Electric Power Auth., 5.0%, 7/1/2021	(e)(f)(i)	Municipal	60	39	48
Puerto Rico Electric Power Auth., 6.0%, 7/1/2030	(e)(f)(i)	Municipal	25	16	20
Puerto Rico Electric Power Auth., 6.3%, 7/1/2040	(e)(f)(i)	Municipal	5	3	4
Puerto Rico Electric Power Auth., 5.3%, 7/1/2022	(e)(f)(i)	Municipal	55	35	44
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Auth., 5.3%, 7/1/2028	(e)(f)(i)	Municipal	$25	$16	$20
Puerto Rico Electric Power Auth., 5.0%, 7/1/2029	(e)(f)(i)	Municipal	400	261	324
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2053	(i)	Municipal	310	287	296
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 7/1/2058	(i)	Municipal	897	839	884
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.6%, 7/1/2040	(i)	Municipal	1,579	1,319	1,409
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.8%, 7/1/2053		Municipal	32	25	28
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 5.0%, 7/1/2058	(i)	Municipal	733	615	645
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2046	(i)(k)	Municipal	5,507	1,071	1,278
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(i)(k)	Municipal	8,479	1,221	1,464
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.6%, 7/1/2040	(i)	Municipal	330	286	286
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2043	(k)	Municipal	194	157	161
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2044	(k)	Municipal	156	126	129
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2046	(k)	Municipal	14	11	12
Quicken Loans, Inc., 5.8%, 5/1/2025	(h)(i)	Diversified Financial Services	397	400	404
Quicken Loans, Inc., 5.3%, 1/15/2028	(h)(i)	Diversified Financial Services	56	54	54
SemGroup Corp/Rose Rock Finance Corp, 5.6%, 11/15/2023	(i)	Pipelines	1,265	1,218	1,206
SemGroup Corp., 6.4%, 3/15/2025	(i)	Pipelines	305	291	294
Senior Housing Properties Trust, 4.8%, 2/15/2028	(i)	Real Estate Investment Trusts	334	303	304
SES SA, 5.3%, 4/4/2043	(h)(i)	Telecommunications	303	264	270
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(h)(i)	Oil & Gas	922	923	906
Sotera Health Topco, Inc., 8.1%, 11/1/2021	(h)(i)	Biotechnology	699	685	701
Southern California Edison Co., 6.3% 8/29/2049	(i)	Electric	269	270	269
Sprint Capital Corp., 8.8%, 3/15/2032	(i)	Telecommunications	629	679	660
Sprint Corp., 7.1%, 6/15/2024	(i)	Telecommunications	100	104	100
Sprint Corp., 7.9%, 9/15/2023	(i)	Telecommunications	215	226	224
Staples, Inc., 10.8%, 4/15/2027	(h)(i)	Retail	130	130	132
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025	(g)	Media Entertainment	$813	$801	$858
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(h)(i)	Coal	1,039	1,057	1,049
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022		Transportation	1,200	1,183	1,179
Teva Pharmaceutical Finance Netherlands III BV, 3.2%, 10/1/2026	(i)	Pharmaceuticals	1,140	935	960
Uber Technologies, Inc., 7.5%, 11/1/2023	(h)(i)	Internet	79	79	83
Uber Technologies, Inc., 8.0%, 11/1/2026	(h)(i)	Internet	145	141	155
Verscend Escrow Corp., 9.8%, 8/15/2026	(h)(i)	Commercial Services	999	999	1,067
Vizient, Inc., 10.4%, 3/1/2024	(h)(i)	Pharmaceuticals	580	636	625
Vodafone Group PLC, 7.0%, 4/4/2079	(i)	Telecommunications	129	129	136
Vodafone Group PLC, 6.3%, 10/3/2078		Wireless	928	901	936
Total Unsecured Bonds				54,409	56,040
Collateralized Loan Obligation (CLO)/ Structured Credit—30.0%
ACIS CLO 2017-7 Ltd., 5.4%, 5/1/2027	(h)	USD CLO	180	180	180
Adagio V CLO DAC, 3.2%, 10/15/2031		EUR CLO	€200	235	221
ALM XVIII Ltd., 5.6%, 1/15/2028	(h)	USD CLO	$290	290	288
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/2031	(h)	EUR CLO	€250	292	281
ARES CLO Ltd., 5.3%, 4/20/2030	(h)	USD CLO	$420	397	395
Ares European CLO B.V., 2.9%, 10/15/2030		EUR CLO	€560	655	617
Ares European CLO B.V., 2.9%, 10/15/2030		EUR CLO	1,290	1,497	1,421
Ares XLIX CLO Ltd., 5.6%, 7/22/2030	(h)	USD CLO	$250	243	246
Ares XLVIII CLO, 5.3%, 7/20/2030	(h)	USD CLO	315	301	303
Ares XXXIII CLO Ltd., 8.8%, 12/5/2025	(h)	USD CLO	875	875	875
Ares XXXIIR CLO Ltd., 5.6%, 5/15/2030	(h)	USD CLO	495	479	481
Ares XXXVII CLO Ltd., 5.2%, 10/15/2030	(h)	USD CLO	250	247	242
Ares XXXVR CLO Ltd., 5.6%, 7/15/2030	(h)	USD CLO	250	250	246
Atrium XII, 5.4%, 4/22/2027	(h)	USD CLO	250	250	246
Atrium XII, 7.8%, 4/22/2027	(h)	USD CLO	430	410	420
Atrium XV, 5.6%, 1/23/2031	(h)	USD CLO	665	647	652
Avery Point IV CLO Ltd., 6.1%, 4/25/2026	(h)	USD CLO	585	586	587
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029		EUR CLO	€305	350	337
Bain Capital Credit CLO 2018-2, 4.5%, 7/19/2031	(h)	USD CLO	$250	250	240
Barings CLO Ltd. 2013-I, 5.1%, 1/20/2028	(h)	USD CLO	415	406	408
Barings CLO Ltd. 2018-III, 8.3%, 7/20/2029	(h)	USD CLO	945	917	910
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Barings Euro CLO 2016-1 B.V., 2.7%, 7/27/2030		EUR CLO	€425	$469	$470
Barings Euro CLO 2017-1 B.V., 2.9%, 10/15/2030		EUR CLO	275	301	305
Battalion CLO IX Ltd., 5.8%, 7/15/2031	(h)	USD CLO	$710	710	698
Benefit Street Partners CLO VII Ltd., 8.0%, 7/18/2027	(h)	USD CLO	250	247	247
Black Diamond CLO 2014-1 Ltd., 7.9%, 10/17/2026		USD CLO	260	258	255
Black Diamond CLO 2017-2 DAC, 5.1%, 1/20/2032		EUR CLO	€200	223	211
BlackRock European CLO VII DAC, 2.3%, 10/15/2031	(h)	EUR CLO	250	285	280
BlueMountain CLO 2015-4 Ltd., 5.5%, 4/20/2030	(h)	USD CLO	$370	358	359
BlueMountain CLO XXIII Ltd., 5.5%, 10/20/2031	(h)	USD CLO	300	300	294
BlueMountain Fuji EUR CLO III DAC, 3.1%, 1/15/2031		EUR CLO	€615	712	687
BlueMountain Fuji US CLO I Ltd., 6.1%, 7/20/2029	(h)	USD CLO	$330	328	330
BlueMountain Fuji US CLO II Ltd., 5.6%, 10/20/2030	(h)	USD CLO	470	456	460
Cairn CLO IV B.V., 3.8%, 4/30/2031	(h)(j)	EUR CLO	€250	283	281
Cairn CLO VI B.V., 3.1%, 7/25/2029		EUR CLO	425	496	475
Canyon Capital CLO 2016-1 Ltd., 4.5%, 7/15/2031	(h)	USD CLO	$250	250	242
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 5.5%, 7/15/2030	(h)	USD CLO	250	250	237
Carlyle Global Market Strategies Euro CLO 2014-1 Ltd., 2.9%, 7/15/2031		EUR CLO	€340	396	370
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031		EUR CLO	285	328	317
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029		EUR CLO	140	163	156
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030		EUR CLO	275	323	297
Cathedral Lake CLO 2013 Ltd., 4.9%, 10/15/2029	(h)	USD CLO	$275	275	268
CFIP CLO 2017-1 Ltd., 4.7%, 1/18/2030	(h)	USD CLO	285	285	277
CIFC Funding 2015-V Ltd., 5.5%, 10/25/2027	(h)	USD CLO	250	247	248
Clarinda Park CLO DAC, 3.7%, 11/15/2029		EUR CLO	€280	327	314
Dartry Park CLO DAC, 5.7%, 4/28/2029		EUR CLO	100	116	113
Dartry Park CLO DAC, 3.0%, 4/28/2029		EUR CLO	100	116	113
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Dryden 30 Senior Loan Fund, 8.4%, 11/15/2028	(h)	USD CLO	$250	$244	$244
Dryden 36 Senior Loan Fund, 6.3%, 4/15/2029	(h)	USD CLO	300	300	300
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030		EUR CLO	€280	329	315
Figueroa CLO 2014-1 Ltd., 9.0%, 1/15/2027	(h)	USD CLO	$540	539	541
Grosvenor Place CLO 2015-1 B.V., 5.4%, 10/30/2029		EUR CLO	€100	121	112
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029		EUR CLO	100	123	110
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029		EUR CLO	100	118	110
Halcyon Loan Advisors Funding 2013-1 Ltd., 6.1%, 4/15/2025	(h)	USD CLO	$500	501	500
Harvest CLO IX DAC, 3.0%, 2/15/2030		EUR CLO	€195	226	218
Harvest CLO X DAC, 4.7%, 11/15/2028		EUR CLO	117	139	131
Harvest CLO X DAC, 2.5%, 11/15/2028		EUR CLO	390	452	436
Harvest CLO XX DAC, 3.4%, 10/20/2031		EUR CLO	380	437	424
Harvest CLO XX DAC, 2.5%, 10/20/2031		EUR CLO	100	115	112
ICG US CLO 2016-1 Ltd., 5.6%, 7/29/2028	(h)	USD CLO	$250	247	249
ICG US CLO Ltd., 5.7%, 1/20/2030	(h)	USD CLO	250	250	245
Jubilee CLO 2014-XI B.V., 5.4%, 4/15/2030		EUR CLO	€130	150	139
Jubilee CLO 2014-XI B.V., 3.3%, 4/15/2030		EUR CLO	120	131	132
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/2030		EUR CLO	155	175	171
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/2029		EUR CLO	250	284	269
Jubilee CLO 2016-XVII B.V., 3.5%, 4/15/2031		EUR CLO	100	116	111
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030		EUR CLO	345	401	385
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030		EUR CLO	200	228	223
Kingsland IX Ltd., 4.4%, 4/28/2031	(h)	USD CLO	$200	200	197
Kingsland IX Ltd., 4.9%, 4/28/2031	(h)	USD CLO	200	200	196
Kingsland IX Ltd., 5.7%, 4/28/2031	(h)	USD CLO	200	198	193
KKR CLO 16 Ltd., 6.7%, 1/20/2029	(h)	USD CLO	250	253	250
KKR CLO 17 Ltd., 6.0%, 4/15/2029	(h)	USD CLO	513	510	512
Madison Park Funding XVI Ltd., 6.3%, 4/20/2026	(h)	USD CLO	425	426	426
Madison Park Funding XX Ltd., 5.8%, 7/27/2030	(h)	USD CLO	350	350	343
Madison Park Funding XXVII Ltd., 5.2%, 4/20/2030	(h)	USD CLO	315	301	301
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Madison Park Funding XXXI Ltd., 5.6%, 1/23/2031	(h)	USD CLO	$250	$250	$245
Magnetite XX Ltd., 5.1%, 4/20/2031	(h)	USD CLO	250	245	240
Man GLG US CLO 2018-2 Ltd., 6.1%, 10/15/2028	(h)	USD CLO	510	508	502
MP CLO VII Ltd., 5.6%, 10/18/2028	(h)	USD CLO	250	250	247
MP CLO VIII Ltd., 8.0%, 10/28/2027	(h)	USD CLO	250	251	249
Neuberger Berman CLO XV, 5.6%, 10/15/2029	(h)	USD CLO	670	672	657
Neuberger Berman CLO XVII Ltd., 6.2%, 4/22/2029	(h)	USD CLO	718	716	716
Neuberger Berman CLO XX Ltd., 5.0%, 1/15/2028	(h)	USD CLO	250	250	246
Newark BSL CLO 2 Ltd., 6.2%, 7/25/2030	(h)	USD CLO	500	503	497
OAK Hill European Credit Partners VII DAC, 3.2%, 10/20/2031		EUR CLO	€100	116	111
OAK Hill European Credit Partners VII DAC, 2.4%, 10/20/2031		EUR CLO	125	145	139
OCP CLO 2015-10 Ltd., 5.2%, 10/26/2027	(h)	USD CLO	$250	250	245
OCP CLO 2015-8 Ltd., 4.4%, 4/17/2027	(h)	USD CLO	595	595	589
OCP CLO 2017-14 Ltd., 4.6%, 11/20/2030	(h)	USD CLO	250	250	242
Octagon Investment Partners 26 Ltd, 5.4%, 7/15/2030	(h)	USD CLO	335	323	323
Octagon Investment Partners XXII Ltd., 4.5%, 1/22/2030	(h)	USD CLO	250	251	242
Octagon Investment Partners XXIII Ltd., 8.3%, 7/15/2027	(h)	USD CLO	465	455	464
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029		EUR CLO	€200	236	222
OZLM Funding Ltd., 6.2%, 7/22/2029	(h)	USD CLO	$315	306	316
OZLM VIII Ltd., 5.7%, 10/17/2029	(h)	USD CLO	250	250	247
OZLM XIII Ltd., 5.6%, 7/30/2027	(h)	USD CLO	250	246	246
Palmer Square CLO 2019-1 Ltd., 5.8%, 4/20/2027	(h)	USD CLO	320	320	320
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 4.8%, 11/14/2029	(h)	USD CLO	250	250	244
Phoenix Park CLO DAC, 2.5%, 10/29/2031		EUR CLO	€190	220	213
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc., 3.1%, 3/22/2038	(h)	USD CDO	$437	335	397
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc., 3.0%, 3/22/2038	(h)	USD CDO	570	459	514
Preferred Term Securities XXIV Ltd./ Preferred Term Securities XXIV, Inc., 3.0%, 3/22/2037	(h)	USD CDO	433	329	384
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Preferred Term Securities XXVI Ltd./ Preferred Term Securities XXVI, Inc., 3.0%, 9/22/2037	(h)	USD CDO	$272	$216	$241
Race Point VIII CLO Ltd., 6.4%, 2/20/2030	(h)	USD CLO	770	768	771
Regatta XI Funding Ltd., 5.4%, 7/17/2031	(h)	USD CLO	250	250	242
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031	(h)	EUR CLO	€250	284	278
RR 4 Ltd., 5.5%, 4/15/2030	(h)	USD CLO	$250	250	244
RR 5 Ltd., 5.7%, 10/15/2031	(h)	USD CLO	370	361	357
Shackleton 2013-III CLO Ltd., 5.6%, 7/15/2030	(h)	USD CLO	250	250	244
Shackleton 2015-VII-R CLO Ltd., 5.9%, 7/15/2031	(h)	USD CLO	250	250	247
Sorrento Park CLO DAC, 2.7%, 11/16/2027		EUR CLO	€250	285	280
Sound Point CLO Ltd., 6.5%, 1/20/2032	(h)(j)	USD CLO	$310	310	310
Sound Point CLO V-R Ltd., 5.7%, 7/18/2031	(h)	USD CLO	710	710	692
Sound Point CLO VI-R Ltd., 6.0%, 10/20/2031	(h)	USD CLO	320	320	318
Sound Point CLO XII Ltd., 6.4%, 10/20/2028	(h)	USD CLO	355	356	355
Sound Point CLO XVII, 5.6%, 10/20/2030	(h)	USD CLO	250	242	243
Sound Point CLO XX Ltd., 5.6%, 7/26/2031	(h)	USD CLO	460	460	445
St Pauls CLO II DAC, 3.4%, 2/15/2030		EUR CLO	€225	263	252
Steele Creek CLO 2017-1 Ltd., 5.5%, 1/15/2030	(h)	USD CLO	$250	247	241
Symphony CLO XIX Ltd., 5.2%, 4/16/2031	(h)	USD CLO	250	248	239
Symphony CLO XVII Ltd., 8.1%, 4/15/2028	(h)	USD CLO	485	478	481
Thacher Park CLO Ltd., 6.0%, 10/20/2026	(h)	USD CLO	500	500	501
Tikehau CLO B.V., 4.6%, 8/4/2028		EUR CLO	€170	198	189
Tikehau CLO B.V., 2.4%, 8/4/2028		EUR CLO	165	193	180
Tikehau CLO IV B.V., 3.3%, 10/15/2031		EUR CLO	215	249	239
Toro European CLO 2 DAC, 3.3%, 10/15/2030		EUR CLO	255	300	284
Toro European CLO 3 DAC, 3.3%, 4/15/2030		EUR CLO	180	209	203
Treman Park CLO Ltd., 8.1%, 10/20/2028	(h)	USD CLO	$250	241	241
Tryon Park CLO Ltd., 5.3%, 4/15/2029	(h)	USD CLO	250	244	244
Tymon Park CLO DAC, 6.8%, 1/21/2029		EUR CLO	€250	285	268
Tymon Park CLO Ltd., 4.6%, 1/21/2029		EUR CLO	100	121	111
Venture CDO Ltd., 5.6%, 4/15/2027	(h)	USD CDO	$450	440	439
Vibrant CLO VI Ltd., 5.2%, 6/20/2029	(h)	USD CLO	425	427	424
VOYA CLO Ltd., 5.0%, 1/18/2029	(h)	USD CLO	250	250	240
Webster Park CLO Ltd., 5.5%, 7/20/2030	(h)	USD CLO	250	250	244
Willow Park CLO 1X C, 2.8%, 1/15/2031		EUR CLO	€270	309	290
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
York CLO-3 Ltd., 5.0%, 10/20/2029		USD CLO		$288	$288	$287
Total Collateralized Loan Obligation/Structured Credit					46,356	45,716
Emerging Markets Debt—1.1%
Oi S.A., 10.0%, 7/27/2025	(i)	Wirelines		436	443	459
Provincia de Entre Rios Argentina, 8.8%, 2/8/2025	(i)	Municipal		280	268	180
Provincia de la Rioja, 9.8%, 2/24/2025	(i)	Provincial		830	856	632
Russian Federal Bond – OFZ, 7.3%, 5/10/2034		Sovereign	₽	25,332	360	359
Total Emerging Markets Debt					1,927	1,630

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.1%
Verscend Technologies, Inc., 12.3%	(g)	Healthcare-Software	200	194	196
Total Preferred Equity				194	196
Common Equity—0.6%
ATD New Holdings, Inc.	(f)	Automotive	4,098	75	135
Camaieu New, Classes A-J	(f)	Retailers	10,604,587	449	239
Camaieu New, Warrants	(f)	Retailers	1,279,509	—	20
Oi S.A. ADR	(f)	Wirelines	239,176	614	497
Total Common Equity				1,138	891
TOTAL INVESTMENTS—111.0%				$168,780	169,433
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.0)%	(l)				(16,823)
NET ASSETS—100.0%					$152,610
Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(2.9)%
U.S. Treasury Note, 2.9%, 5/15/2028	(f)	Sovereign	$(410)	$(422)	$(423)
U.S. Treasury Note, 2.6%, 2/15/2029	(f)	Sovereign	(323)	(324)	(326)
U.S. Treasury Note, 2.4%, 5/15/2027	(f)	Sovereign	(1,739)	(1,708)	(1,731)
U.S. Treasury Note, 2.8%, 8/15/2047	(f)	Sovereign	(358)	(336)	(345)
U.S. Treasury Note, 2.9%, 8/15/2028	(f)	Sovereign	(664)	(672)	(685)
U.S. Treasury Note, 3.0%, 8/15/2048	(f)	Sovereign	(832)	(816)	(842)
U.S. Treasury Note, 3.1%, 11/15/2028	(f)	Sovereign	(9)	(9)	(10)
Total U.S. Treasury Sold Short				(4,287)	(4,362)
Total Investments Sold Short				$(4,287)	$(4,362)
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	6/19/2019	USD	1	BRL	4	$—	$—
State Street Bank and Trust Company	6/19/2019	USD	1	BRL	5	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	34	BRL	133	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	41	BRL	163	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	2	BRL	8	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	2	BRL	9	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	2	BRL	8	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	2	BRL	9	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	51	BRL	202	1	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	62	BRL	245	2	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	10	BRL	40	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	9	BRL	34	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	8	BRL	30	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	6	BRL	24	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	51	BRL	202	—	1
JPMorgan Chase Bank, N.A.	6/19/2019	USD	42	BRL	167	—	1
JPMorgan Chase Bank, N.A.	6/19/2019	USD	8	BRL	33	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	7	BRL	27	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	5	BRL	21	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	7	BRL	26	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	7	BRL	26	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	8	BRL	31	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	6	BRL	25	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	8	BRL	31	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	8	BRL	30	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	6	BRL	25	—	—
BNP Paribas	6/19/2019	USD	91	EUR	81	2	—
BNP Paribas	6/19/2019	USD	17	EUR	15	—	—
State Street Bank and Trust Company	6/19/2019	USD	538	EUR	478	12	—
State Street Bank and Trust Company	6/19/2019	USD	1,481	EUR	1,315	32	—
State Street Bank and Trust Company	6/19/2019	USD	1,627	EUR	1,444	35	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	285	EUR	253	6	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	1,259	EUR	1,118	16	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	1,516	EUR	1,346	16	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	987	EUR	876	21	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	880	EUR	781	19	—
State Street Bank and Trust Company	6/19/2019	USD	876	EUR	778	15	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	695	EUR	617	9	—
State Street Bank and Trust Company	6/19/2019	USD	190	GBP	145	—	6
JPMorgan Chase Bank, N.A.	6/19/2019	USD	350	GBP	268	3	—
JPMorgan Chase Bank, N.A.	6/19/2019	USD	133	GBP	102	—	1
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	5/31/2019	USD	44	RUB	2,820	$1	$—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	50	RUB	3,240	1	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	50	RUB	3,240	1	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	43	RUB	2,820	1	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	43	RUB	2,775	1	—
JPMorgan Chase Bank, N.A.	5/31/2019	USD	37	RUB	2,410	1	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	9	USD	2	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	7	USD	2	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	9	USD	2	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	10	USD	3	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	46	USD	12	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	38	USD	10	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	49	USD	12	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	41	USD	10	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	25	USD	6	—	—
JPMorgan Chase Bank, N.A.	6/19/2019	BRL	31	USD	8	—	—
State Street Bank and Trust Company	6/19/2019	EUR	409	USD	461	—	14
State Street Bank and Trust Company	6/19/2019	EUR	447	USD	504	—	16
State Street Bank and Trust Company	6/19/2019	EUR	507	USD	571	—	14
State Street Bank and Trust Company	6/19/2019	EUR	266	USD	300	—	7
State Street Bank and Trust Company	6/19/2019	EUR	472	USD	532	—	14
State Street Bank and Trust Company	6/19/2019	EUR	766	USD	863	—	23
State Street Bank and Trust Company	6/19/2019	EUR	192	USD	216	—	3
State Street Bank and Trust Company	6/19/2019	EUR	405	USD	456	—	7
State Street Bank and Trust Company	6/19/2019	EUR	238	USD	268	—	2
State Street Bank and Trust Company	6/19/2019	EUR	188	USD	212	—	2
JPMorgan Chase Bank, N.A.	6/19/2019	EUR	988	USD	1,113	—	7
JPMorgan Chase Bank, N.A.	6/19/2019	EUR	633	USD	713	—	4
JPMorgan Chase Bank, N.A.	6/19/2019	EUR	277	USD	312	—	2
State Street Bank and Trust Company	6/19/2019	EUR	406	USD	457	—	—
State Street Bank and Trust Company	6/19/2019	EUR	251	USD	283	—	5
State Street Bank and Trust Company	6/19/2019	EUR	343	USD	386	—	6
JPMorgan Chase Bank, N.A.	6/19/2019	EUR	473	USD	533	—	9
State Street Bank and Trust Company	6/19/2019	EUR	427	USD	481	—	5
State Street Bank and Trust Company	6/19/2019	EUR	434	USD	489	—	6
JPMorgan Chase Bank, N.A.	6/19/2019	GBP	452	USD	591	—	11
State Street Bank and Trust Company	6/19/2019	GBP	12	USD	16	—	—
Total Forward Foreign Currency Exchange Contracts						$195	$166

See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
Euro-BOBL	3	Short	6/06/2019	$452	—	$1
Euro-BUND	3	Short	6/06/2019	$562	—	2
U.S 10-Year Treasury Note	44	Short	6/19/2019	$5,418	—	23
Total Interest Rate Futures					—	$26
Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/16/2023	Quarterly	$31	$31	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/16/2023	Quarterly	109	109	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 3,162	USD 3,642	10/5/2023	Quarterly	101	101	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 963	USD 1,123	6/1/2023	Quarterly	46	46	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,468	USD 5,207	7/20/2023	Quarterly	194	194	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 4,237	USD 4,816	8/20/2023	Quarterly	75	75	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/2023	Quarterly	33	33	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1038%)	3 Month USD LIBOR	EUR 2,025	USD 2,279	3/29/2021	Quarterly	8	8	—
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.0333%	3 Month USD LIBOR	GPB 459	USD 609	3/18/2021	Quarterly	10	10	—
Total Cross-Currency Swaps							$607	$607	—

See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	2.86%	3 Month LIBOR	USD 432	6/29/2023	Semi-Annually	$(10)	$—	$10
Goldman Sachs & Co. LLC	2.89%	3 Month LIBOR	USD 324	6/27/2023	Semi-Annually	(8)	—	8
JPMorgan Chase Bank, N.A.	2.87%	3 Month LIBOR	USD 756	7/2/2023	Semi-Annually	(17)	—	17
JPMorgan Chase Bank, N.A.	2.88%	3 Month LIBOR	USD 602	7/9/2023	Semi-Annually	(14)	—	14
Goldman Sachs & Co. LLC	2.52%	3 Month LIBOR	USD 539	7/9/2023	Semi-Annually	(5)	—	5
Goldman Sachs & Co. LLC	2.58%	3 Month LIBOR	USD 18	10/18/2029	Semi-Annually	—	—	—
JPMorgan Chase Bank, N.A.	2.74%	3 Month LIBOR	USD 1,082	10/18/2049	Semi-Annually	(9)	—	9
JPMorgan Chase Bank, N.A.	2.41%	3 Month LIBOR	USD 709	7/9/2023	Semi-Annually	(3)	—	3
JPMorgan Chase Bank, N.A.	2.55%	3 Month LIBOR	USD 835	10/16/2029	Semi-Annually	(3)	—	3
JPMorgan Chase Bank, N.A.	2.52%	3 Month LIBOR	USD 313	11/2/2029	Semi-Annually	—	—	—
JPMorgan Chase Bank, N.A.	2.29%	3 Month LIBOR	USD 894	7/9/2023	Semi-Annually	1	1	—
Goldman Sachs & Co. LLC	2.74%	3 Month LIBOR	USD 490	11/4/2049	Semi-Annually	—	—	—
Goldman Sachs & Co. LLC	2.32%	3 Month LIBOR	USD 5,227	11/4/2021	Semi-Annually	—	—	—
JPMorgan Chase Bank, N.A.	2.42%	3 Month LIBOR	USD 11,553	10/18/2021	Semi-Annually	31	31	—
Total Interest Rate Swaps						$(37)	$32	$69
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Total Return Debt Swaps(g)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD 403	6/1/2023	Monthly	$14	$14	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD 700	6/1/2023	Monthly	14	14	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD 601	6/1/2023	Monthly	13	13	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD 587	6/1/2023	Monthly	11	11	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047) Series 2007	USD 619	6/1/2023	Monthly	9	9	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 369	6/1/2023	Monthly	7	7	—
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/2048) Series 2004	USD 362	12/1/2021	Monthly	$6	$6	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 12/1/2036) Series 2006PP	USD 273	6/1/2023	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD 223	6/1/2023	Monthly	3	3	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005U	USD 178	9/1/2022	Monthly	2	2	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/2049), Series 2006	USD 221	3/1/2022	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD 247	6/1/2023	Monthly	1	1	—
See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50%, 9/1/2043), Series 2005D	USD 439	12/1/2021	Monthly	$—	$—	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/2051) Series 2007	USD 609	9/1/2025	Monthly	(2)	—	2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Costa Cadiz, 6.50%, 1/1/2049) Series 2004	USD 409	12/1/2021	Monthly	(2)	—	2
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/2044), Series 2004	USD 494	9/1/2021	Monthly	(3)	—	3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/2048), Series 2004	USD 631	9/1/2021	Monthly	(4)	—	4
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD 374	6/1/2023	Monthly	(15)	—	15
Total Return Debt Swaps						$60	$86	$26

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

See notes to unaudited financial statements.

FS Credit Income Fund

Unaudited Schedule of Investments (continued)
As of April 30, 2019
(in thousands, except share amounts)

(d)
Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of April 30, 2019, the one-month, two-month and three-month London Interbank Offered Rate (“LIBOR” or “L”) was 2.48%, 2.53% and 2.58%, respectively, the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.31)% and the three-month GBP LIBOR was 0.82%.

(e)
Security is in default.

(f)
Security is non-income producing.

(g)
Security is classified as Level 3 in the Fund’s fair value hierarchy (See Note 8).

(h)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $81,787, which represents approximately 53.6% of net assets as of April 30, 2019.

(i)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of April 30, 2019, there were no securities rehypothecated by BNP.

(j)
Position or portion thereof unsettled as of April 30, 2019.

(k)
Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)
Includes the effect of forward foreign currency exchange contracts, futures contracts, swap contracts and investments sold short.

ADR—American Depositary Receipt
CDO—Collateralized Debt Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
BRL—Brazilian Real
EUR—Euro
GBP—British Pound
RUB—Russian Ruble
USD—U.S. Dollar
SIFMA—Securities Industry and Financial Markets Association
See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Assets and Liabilities
(in thousands, except share and per share amounts)

April 30, 2019
Assets
Investments, at fair value (amortized cost—$168,780)	$169,433
Cash	52
Restricted cash	1,233
Foreign currency (cost—$584)	586
Collateral held at broker(1)	3,088
Receivable for investments sold	4,076
Receivable from Fund shares sold	3,023
Reimbursement due from adviser(2)	237
Interest receivable	1,789
Tax reclaim receivable	2
Unrealized appreciation on forward foreign currency exchange contracts	195
Unrealized appreciation on swap contracts	725
Swap income receivable	113
Prepaid expenses and other assets	41
Total assets	$184,593
Liabilities
Financing arrangement payable	$19,289
Investments sold short, at fair value (proceeds $4,287)	4,362
Unrealized depreciation on forward foreign currency exchange contracts	166
Payable for variation margin on futures contracts	26
Unrealized depreciation on swap contracts	95
Payable for investments purchased	7,030
Payment due to broker	2
Swap income payable	44
Management fees payable	626
Administrative services expense payable	8
Accounting and administrative fees payable	62
Professional fees payable	117
Trustees’ fees payable	10
Interest payable for short sales	67
Shareholder service fee—Class A	1
Shareholder service and distribution fees—Class T	0
Other accrued expenses and liabilities	78
Total liabilities	$31,983
Net assets	$152,610
Commitments and contingencies ($657)(3)
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$12
Capital in excess of par value	150,066
Accumulated earnings (deficit)	2,532
Net assets	$152,610

See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Assets and Liabilities (continued)
(in thousands, except share and per share amounts)

April 30, 2019
Class A Shares
Net Assets	$7,372
Shares Outstanding	565,471
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.04
Maximum Offering Price Per Share ($13.04 ÷ 94.25% of net asset value per share)	$13.84
Class I Shares
Net Assets	$144,907
Shares Outstanding	11,087,298
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.07
Class T Shares
Net Assets	$331
Shares Outstanding	25,311
Net Asset Value Per Share (net assets ÷ shares outstanding)	$13.07
Maximum Offering Price Per Share ($13.07 ÷ 96.50% of net asset value per share)	$13.54

(1)
Represents cash on deposit at broker.

(2)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Operations
(in thousands)

Six Months Ended April 30, 2019
Investment income
Interest income	$4,792
Fee income	282
Total investment income	5,074
Operating expenses
Management fees	1,198
Administrative services expenses	50
Accounting and administrative fees	213
Interest expense	293
Professional fees	194
Trustees’ fees	20
Shareholder service fee—Class A	5
Shareholder service and distribution fees—Class T	0
Other general and administrative expenses	145
Total operating expenses	2,118
Less: Expense reimbursement(1)	(427)
Net operating expenses	1,691
Net investment income	3,383
Realized and unrealized gain/loss
Net realized gain (loss) on investments	1,175
Net realized gain (loss) on forward foreign currency exchange contracts	324
Net realized gain (loss) on swap contracts	260
Net realized gain (loss) on investments sold short	3
Net realized gain (loss) on futures contracts	(84)
Net realized gain (loss) on foreign currency	(15)
Net change in unrealized appreciation (depreciation) on investments	1,412
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(241)
Net change in unrealized appreciation (depreciation) on swap contracts	112
Net change in unrealized appreciation (depreciation) on investments sold short	(103)
Net change in unrealized appreciation (depreciation) on futures contracts	(88)
Net change in unrealized gain (loss) on foreign currency	(26)
Total net realized gain (loss) and unrealized appreciation (depreciation)	2,729
Net increase (decrease) in net assets resulting from operations	$6,112

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

See notes to unaudited financial statements.

FS Credit Income Fund
Statements of Changes in Net Assets
(in thousands)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations
Net investment income	$3,383	$2,297
Net realized gain (loss)	1,663	805
Net change in unrealized appreciation (depreciation) on investments	1,412	(759)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(241)	270
Net change in unrealized appreciation (depreciation) on swap contracts	112	518
Net change in unrealized appreciation (depreciation) on investments sold short	(103)	28
Net change in unrealized appreciation (depreciation) on futures contracts	(88)	62
Net change in unrealized gain (loss) on foreign currency	(26)	29
Net increase (decrease) in net assets resulting from operations	6,112	3,250
Shareholder distributions(1)
Distributions to shareholders
Class A	(131)	(9)
Class I	(3,592)	(3,095)
Class T	(6)	(1)
Net decrease in net assets resulting from shareholder distributions	(3,729)	(3,105)
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	41,935	108,047
Total increase in net assets	44,318	108,192
Net assets at beginning of period	108,292	100
Net assets at end of period	$152,610	$108,292

(1)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited financial statements.

FS Credit Income Fund
Unaudited Statement of Cash Flows
(in thousands)

Six Months Ended April 30, 2019
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$6,112
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(145,733)
Proceeds from sales and repayments of investments	99,284
Securities sold short, net	3,243
Net realized (gain) loss on investments	(1,175)
Net realized (gain) loss on investments sold short	(3)
Net change in unrealized (appreciation) depreciation on investments	(1,412)
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	241
Net change in unrealized (appreciation) depreciation on investments sold short	103
Net change in unrealized (appreciation) depreciation on swap contracts	(112)
Net change in unrealized (appreciation) depreciation on futures contracts	88
Accretion of discount	(155)
(Increase) decrease in collateral held at broker	(1,849)
(Increase) decrease in receivable for investments sold	(3,492)
(Increase) decrease in reimbursement due from adviser(1)	(99)
(Increase) decrease in interest receivable	(497)
(Increase) decrease in swap income receivable	(17)
(Increase) decrease in tax reclaims receivable	(2)
Increase (decrease) in due to custodian	(3,932)
Increase (decrease) in payable for investments purchased	(653)
Increase (decrease) in payments due to broker	2
Increase (decrease) in management fees payable	152
Increase (decrease) in administrative services expenses payable	(4)
Increase (decrease) in accounting and administrative fees payable	24
Increase (decrease) in professional fees payable	29
Increase (decrease) in swap income payable	(30)
Increase (decrease) in interest payable for short sales	57
Increase (decrease) in trustees’ fees payable	8
Increase (decrease) in shareholder service fee—Class A	1
Increase (decrease) in other accrued expenses and liabilities	26
Net cash provided by (used in) operating activities	(49,795)
Cash flows from financing activities
Issuance of common shares	40,614
Repurchases of common shares	(2,197)
Shareholder distributions paid	(2,368)
Borrowings under financing arrangement(2)	53,314
Repayments under financing arrangement(2)	(44,200)
Net cash provided by (used in) financing activities	45,163
Total increase (decrease) in cash	(4,632)
Cash and restricted cash at beginning of period	6,503
Cash, restricted cash and foreign currency at end of period(3)	$1,871
Supplemental disclosure
Reinvestment of shareholder distributions	$1,361

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 9 for a discussion of the Fund’s financing arrangement.

(3)
Balance includes cash and foreign currency of  $638 and restricted cash of  $1,233. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s total return debt swap contracts.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.87	$12.89
Results of operations
Net investment income(2)	0.34	0.23
Net realized gain (loss) and unrealized appreciation (depreciation)	0.20	0.12
Net increase (decrease) in net assets resulting from operations	0.54	0.35
Shareholder Distributions:(3)
Distributions from net investment income	(0.37)	(0.37)
Net decrease in net assets resulting from shareholder distributions	(0.37)	(0.37)
Net asset value, end of period	$13.04	$12.87
Shares outstanding, end of period	565,471	69,904
Total return(4)(5)	4.32%	2.72%
Ratio/Supplemental Data:
Net assets, end of period	$7,372	$900
Ratio of net investment income to average net assets(6)(7)	5.39%	4.30%
Ratio of total expenses to average net assets(6)	3.70%	4.28%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.69)%	(1.59)%
Ratio of net expenses to average net assets(6)	3.01%	2.69%
Portfolio turnover rate	71%(5)	114%
Total amount of senior securities outstanding exclusive of treasury securities	$19,289	$10,175
Asset coverage ratio per unit(8)	8.91	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.70% and 2.71% for the six months ended April 30, 2019 and for the period from June 1, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.89	$12.50
Results of operations
Net investment income(2)	0.35	0.56
Net realized gain (loss) and unrealized appreciation (depreciation)	0.21	0.39
Net increase (decrease) in net assets resulting from operations	0.56	0.95
Shareholder distributions:(3)
Distributions from net investment income	(0.38)	(0.56)
Net decrease in net assets resulting from shareholder distributions	(0.38)	(0.56)
Net asset value, end of period	$13.07	$12.89
Shares outstanding, end of period	11,087,298	8,322,844
Total return(4)	4.47%(5)	7.68%
Ratio/Supplemental Data:
Net assets, end of period	$144,907	$107,317
Ratio of net investment income to average net assets(6)(7)	5.51%	4.38%
Ratio of total expenses to average net assets(6)	3.42%	3.65%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.69)%	(1.33)%
Ratio of net expenses to average net assets(6)	2.73%	2.32%
Portfolio turnover rate	71%(5)	114%
Total amount of senior securities outstanding exclusive of treasury securities	$19,289	$10,175
Asset coverage ratio per unit(8)	8.91	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.82% and 3.05% for the six months ended April 30, 2019 and for the year ended October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Financial Highlights—Class T Shares
(in thousands, except share and per share amounts)

	Six Months Ended April 30, 2019 (Unaudited)	Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.90	$13.03
Results of operations
Net investment income(2)	0.32	0.12
Net realized gain (loss) and unrealized appreciation (depreciation)	0.20	(0.07)
Net increase (decrease) in net assets resulting from operations	0.52	0.05
Shareholder distributions:(3)
Distributions from net investment income	(0.35)	(0.18)
Net decrease in net assets resulting from shareholder distributions	(0.35)	(0.18)
Net asset value, end of period	$13.07	$12.90
Shares outstanding, end of period	25,311	5,832
Total return(4)(5)	4.21%	0.39%
Ratio/Supplemental Data:
Net assets, end of period	$331	$75
Ratio of net investment income to average net assets(6)(7)	5.14%	4.28%
Ratio of total expenses to average net assets(6)	3.94%	4.18%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.69)%	(1.14)%
Ratio of net expenses to average net assets(6)	3.25%	3.04%
Portfolio turnover rate	71%(5)	114%
Total amount of senior securities outstanding exclusive of treasury securities	$19,289	$10,175
Asset coverage ratio per unit(8)	8.91	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.45% and 3.14% for the six months ended April 30, 2019 and for the period from August 14, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to unaudited financial statements.

FS Credit Income Fund
Notes to Unaudited Financial Statements
(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and commenced investment operations on November 1, 2017. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.
The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers five classes of shares of beneficial interest—Class A Shares, Class I Shares, Class L Shares, Class M Shares and Class T Shares (as defined below), which are substantially the same except that each class of shares has different sales charges and expenses. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).
The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.
The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Advisor (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Advisor”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying unaudited financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The Fund has evaluated the impact of subsequent events through the date the financial statements were issued.
Use of Estimates: The preparation of the Fund’s unaudited financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund invests its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”) and Class T share of beneficial interest (“Class T Share”) is offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”) and Class M share of beneficial interest (“Class M Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund calculates NAV by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.
FS Credit Income Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).
For purposes of calculating NAV, the Fund uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Credit Income Advisor to be unreliable (and therefore, not readily available), FS Credit Income Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such investments. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Credit Income Advisor’s management team.
•
To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Credit Income Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation firm. With respect to these investments for which market quotations are not readily available, the Fund will undertake a multi-step fair valuation process each quarter, as described below:

•
Weekly and as of each quarter end, FS Credit Income Advisor’s management team will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

•
Quarterly, FS Credit Income Advisor’s management team will provide the audit committee of the Board with preliminary valuations for each investment;

•
The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•
The audit committee of the Board will review the preliminary valuations and FS Credit Income Advisor’s management team, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

•
Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

•
The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Credit Income Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s unaudited financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s unaudited financial statements. In making its determination of fair value, FS Credit Income Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Credit Income Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor, under supervision of the Board, shall retain the discretion to use any relevant data, including information obtained by FS Credit Income Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Credit Income Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Below is a description of factors that FS Credit Income Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.
Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e. the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Credit Income Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.
FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.
When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under supervision of the Board, in consultation with any approved independent third-party valuation service, if applicable.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps typically will be valued at their prices obtained from an independent third party. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts, futures contracts and swaps will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until closed, when they will be recorded as net realized gain (loss).
The Board is solely responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor’s management team, and has authorized FS Credit Income Advisor’s management team to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.
Revenue Recognition: Security transactions are accounted for on the trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees and original issue discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

organization. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred organization costs of  $128, which were paid by Franklin Square Holdings, L.P. (“FS Investments”), the Fund’s sponsor and an affiliate of FS Credit Income Advisor (see Note 4). The Fund did not incur any organization costs during the year ended October 31, 2018 and six months ended April 30, 2019. FS Investments has agreed to assume the Fund’s organization costs and will not seek reimbursement of such costs. Offering costs primarily include marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of their affiliates while engaged in marketing the Fund’s common shares. Effective April 6, 2018, FS Investments has agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs. For the period from October 27, 2016 (Inception) through April 6, 2018, the Fund incurred offering costs of  $1,681 which were paid on its behalf by FS Investments (see Note 4).
Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain the Fund’s qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s unaudited financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its unaudited statement of operations. During the six months ended April 30, 2019, the Fund did not incur any interest or penalties.
The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Interest Rate Futures Contracts: The Fund enters into interest rate futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

exposure away from, changes in interest rates (interest rate risk). An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Interest rate futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.
Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.
Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.
Total Return Swaps: The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Credit Default Swaps: The fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a specified credit event with respect to the issuer of the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no specified credit event occurs, the Fund would have paid the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement.
Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
Recent Accounting Pronouncements: In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, or ASU 2018-13, which

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Fund is currently evaluating the impact of ASU 2018-13 on its financial statements.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares during the six months ended April 30, 2019 and the periods ended October 31, 2018:
	For the Six Months Ended April 30, 2019 (Unaudited)		Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	495,571	$6,344	69,741	$915
Reinvestment of Distributions	5,183	65	163	2
Total Gross Proceeds	500,754	6,409	69,904	917
Commissions and Dealer Manager Fees	—	(41)	—	(8)
Net Proceeds to the Fund	500,754	6,368	69,904	909
Share Repurchase Program	(5,187)	(66)	—	—
Net Proceeds from Class A Share Transactions	495,567	$6,302	69,904	$909

	For the Six Months Ended April 30, 2019 (Unaudited)		For the Year Ended October 31, 2018
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	2,828,541	$36,225	8,182,579	$105,350
Reinvestment of Distributions	103,375	1,291	152,312	1,970
Total Gross Proceeds	2,931,916	37,516	8,334,891	107,320
Share Repurchase Program	(167,462)	(2,131)	(20,047)	(258)
Net Proceeds from Class I Share Transactions	2,764,454	$35,385	8,314,844	$107,062

	For the Six Months Ended April 30, 2019 (Unaudited)		Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	19,063	$251	6,507	$88
Reinvestment of Distributions	427	5	66	1
Total Gross Proceeds	19,490	256	6,573	89
Commissions and Dealer Manager Fees	—	(8)	—	(3)
Net Proceeds to the Fund	19,490	248	6,573	86
Share Repurchase Program	(11)	—	(741)	(10)
Net Proceeds from Class T Share Transactions	19,479	$248	5,832	$76
Net Proceeds to the Fund	3,279,500	$41,935	8,390,580	$108,047
Status of Continuous Public Offering
Since commencing its continuous public offering and through June 10, 2019, the Fund sold 610,729, 12,868,427 and 30,317 of Class A Shares, Class I Shares and Class T Shares, respectively, for gross proceeds of  $7,859, $165,677 and $403, respectively, including shares issued pursuant to its distribution reinvestment

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

plan (“DRP”). As of June 10, 2019, the Fund raised total gross proceeds of  $174,039, including $100 of seed capital contributed by Michael C. Forman, a principal of FS Credit Income Advisor, in June 2017 (see Note 4).
Share Repurchase Program
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.
Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.
The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. Typically, the Repurchase Offer Amount will be 5% of the shares outstanding on the Repurchase Request Deadline. Repurchase offers in excess of this amount will be made solely at the discretion of the Board.
If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.
The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.
During the six months ended April 30, 2019, the Fund engaged in repurchase offers as follows:

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Repurchase Request Deadline	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
February 6, 2019	5%	143,066	1.46%
April 17, 2019	5%	29,594	0.26%
Total		172,660
Distribution Plan
The Fund, with respect to its Class L, Class M and Class T Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M and Class T Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund pays a distribution fee at an annual rate of 0.25% of average daily net assets attributable to the applicable share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the six months ended April 30, 2019, Class T Shares incurred distribution fees of  $0.
Shareholder Service Expenses
The Fund has adopted a shareholder services plan with respect to its Class A, Class L and Class T Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L and Class T Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L and Class T Shares, respectively. For the six months ended April 30, 2019, Class A and Class T shares incurred shareholder service fees of  $5 and $0, respectively.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions
Compensation of the Investment Adviser, Sub-Adviser and their Affiliates
Pursuant to the investment advisory agreement (as amended, “Investment Advisory Agreement”), dated as of September 18, 2017, by and between the Fund and FS Credit Income Advisor, FS Credit Income Advisor is entitled to a management fee in consideration of the advisory services provided by FS Credit Income Advisor to the Fund. FS Credit Income Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund.
Pursuant to the investment sub-advisory agreement (“Sub-Advisory Agreement”), dated as of September 18, 2017, by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor, the GoldenTree Sub-Advisor is entitled to receive a sub-advisory fee (payable out of the management fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.
The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period. Prior to April 6, 2018, the management fee was 1.75% of the Fund’s average daily gross assets. All or any part of the management fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine. The management fee for any partial quarter will be appropriately prorated.
Pursuant to the amended and restated administration agreement (“Administration Agreement”), dated as of April 6, 2018, by and between the Fund and FS Credit Income Advisor, the Fund reimburses FS Credit Income Advisor and the GoldenTree Sub-Advisor, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the GoldenTree Sub-Advisor providing administrative services to the Fund on behalf of FS Credit Income Advisor, subject to the limitations set forth in the Administration Agreement and the New Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.
The Fund’s Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Fund’s Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Fund’s Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Fund’s Board, among other things, compares the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.
Reimbursements of administrative expenses to FS Credit Income Advisor are subject to the terms of the Administration Agreement and the applicable expense limitation, and the GoldenTree Sub-Advisor has agreed, pursuant to the Sub-Advisory Agreement, to defer amounts owed to it for certain administrative

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the New Expense Limitation Agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Administration Agreement and the New Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Advisor have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.
Pursuant to the Administration Agreement, FS Credit Income Advisor will be reimbursed for the administrative services performed by it on behalf of the Fund; provided, however, that (1) such costs are reasonably allocated by FS Credit Income Advisor to the Fund on the basis of assets, revenues, time allocations and/or other method; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Credit Income Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Credit Income Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Credit Income Advisor or GoldenTree, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.
FS Investments funded the Fund’s offering costs in the amount of  $1,681 for the period from October 27, 2016 (Inception) through April 6, 2018. Effective April 6, 2018, FS Investments agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs.
The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the six months ended April 30, 2019:
Related Party	Source Agreement	Description	Amount
FS Credit Income Advisor	Investment Advisory Agreement	Management Fee(1)	$1,198
FS Credit Income Advisor	Administration Agreement	Administrative Services Expenses(2)	$50

(1)
As of April 30, 2019, $626 in base management fees were payable to FS Credit Income Advisor.

(2)
During the six months ended April 30, 2019, all of the accrued administrative services expenses related to third-party expenses.

Capital Contributions by FS Investments and GoldenTree
In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.
In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares and in June 2018, FS Investments purchased $17,283 of Class I Shares. As of June 10, 2019, the Board and individuals and entities affiliated with FS Credit Income Advisor and GoldenTree held 5,227,437 Class I Shares valued at approximately $63,323 based on the NAV per Class I Share on such date. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates may own a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

Expense Limitation Agreement
Pursuant to the expense limitation agreement (the “2017 Expense Limitation Agreement”), dated as of September 18, 2017, by and between FS Credit Income Advisor and the Fund, FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.00% per annum of the Fund’s average daily net assets attributable to the applicable class of shares for the twelve month period following October 3, 2017, the date of effectiveness of the Fund’s initial registration statement on Form N-2. The 2017 Expense Limitation Agreement remained in effect until April 5, 2018. For the purpose of the 2017 Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
On April 6, 2018, FS Credit Income Advisor and the Fund amended and restated the 2017 Expense Limitation Agreement (as so amended and restated, the “New Expense Limitation Agreement”) under which FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The New Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The New Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the New Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration statements (and any amendments or supplements thereto) and other filings with the SEC (whether incurred by counsel to the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
The specific amount of expenses waivable and/or payable by FS Credit Income Advisor pursuant to the New Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Credit Income Advisor pursuant to the terms of the New Expense Limitation Agreement shall survive the termination of such agreement for any reason.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

During the six months ended April 30, 2019, the Fund accrued $427 of expense reimbursements from the adviser that FS Investments has agreed to pay, all of which pertained to the New Expense Limitation Agreement. Such amount may be subject to conditional reimbursement as described above.
Note 5. Distributions
During the six months ended April 30, 2019, the Fund declared and paid gross distributions in the amount of  $0.3750 (as adjusted for the applicable share class expenses) per share in the total amount of $3,729. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.
Shareholders automatically participate in the Fund’s DRP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.
The following table reflects the sources of distributions on a tax basis that the Fund paid on its common shares during the six months ended April 30, 2019 and the year ended October 31, 2018:
	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31, 2018
Source of Distribution	Distribution Amount	Percentage	Distribution Amount	Percentage
Net investment income(1)	$3,729	100%	$2,793	90%
Short-term capital gains proceeds from the sale of assets	—	—	312	10%
Return of capital	—	—	—	—
Total	$3,729	100%	$3,105	100%

(1)
The Fund’s net investment income on a tax basis for the six months ended April 30, 2019 and the year ended October 31, 2018 was $4,002 and $2,793, respectively. The determination of the tax attributes of the Fund’s distributions is made annually as of the end of the calendar year based upon the Fund’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of the Fund’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

As of April 30, 2019, the components of accumulated earnings (loss) on a tax basis were as follows:
Distributable ordinary income	$1,371
Distributable long-term capital gains	20
Net unrealized appreciation (depreciation)	1,141
Total	$2,532
The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $168,780 as of April 30, 2019. Aggregate net unrealized appreciation (depreciation) on investments on a tax basis was $653, which was comprised of gross unrealized appreciation of  $3,506 and gross unrealized depreciation of $2,853, as of April 30, 2019.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments
The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Fund is subject to foreign currency exchange rate risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund enters into cross-currency swap contracts and forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies, interest rate futures and/or swap contracts to gain or reduce exposure to fluctuations in interest rates and total return swap and credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns.
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market.
Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and the risk that counterparties are unable to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.
Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.
An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in interest rate futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

value caused by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.
Upon entering into an interest rate futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at broker in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into interest rate futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.
Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Each total return swap is marked semi-monthly or more frequently and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of total return swaps contains the risk that the underlying security defaults (credit risk).
Credit default swaps are contracts in which one party makes a periodic stream of payments to another party in exchange for protection in the event of a specified credit event with respect to a specified issuer of a debt obligation. Credit events are contract specific but may include bankruptcy, failure to pay principal or

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

interest, restructuring, obligation acceleration and repudiation or moratorium. The fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns.
If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily and is recorded as realized loss or gain. The Fund records an increase or decrease to unrealized appreciation (depreciation) on credit default swaps in an amount equal to the change in daily valuation. Upfront payments or receipts, if any, are recorded as unamortized swap premiums paid or received, respectively, and are amortized over the life of the swap contract as realized losses or gains. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation (depreciation) on credit default swaps to determine the market value of swaps. The Fund will segregate assets in the form of cash and/or liquid securities in an amount equal to any unrealized depreciation on the credit default swaps of which it is the buyer, marked-to-market on a daily basis. The Fund segregates assets in the form of cash and/or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. Credit default swaps involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of April 30, 2019 was as follows:
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$195(1)	$166(2)
Cross-currency swaps	$607(3)	—
Interest Rate Risk
Interest rate futures	—	$26(4)
Interest rate swaps	$32(3)	$69(5)
Credit Risk
Total return debt swaps	$86(3)	$26(5)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Unrealized appreciation on swap contracts.

(4)
Payable for variation margin on futures.

(5)
Unrealized depreciation on swap contracts.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of April 30, 2019:
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$86	$26	—	—	$60
BNP Paribas Securities Co.	$2	—	—	—	$2
JPMorgan Chase Bank, N.A.	$738	$92	—	—	$646
State Street Bank and Trust Company	$94	$94	—	—	—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$26	$26	—	—	—
Goldman Sachs & Co. LLC	$13	—	—	—	$13
JPMorgan Chase Bank, N.A.	$92	$92	—	—	—
State Street Bank and Trust Company	$130	$94	—	—	$36

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the six months ended April 30, 2019 was as follows:
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$324(1)	$(241)(2)
Cross-currency swaps	$411(3)	$160(4)
Interest Rate Risk
Interest rate futures	$(84)(5)	$(88)(6)
Interest rate swaps	$(257)(3)	$(124)(4)
Credit Risk
Total return debt swaps	$109(3)	$76(4)
Credit default swaps	$(3)(3)	$—

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s statement of operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on swap contracts.

(4)
Net change in unrealized appreciation (depreciation) on swap contracts.

(5)
Net realized gain (loss) on futures contracts.

(6)
Net change in unrealized appreciation (depreciation) on futures contracts.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The average notional amounts of forward foreign currency exchange contracts, futures contracts, cross-currency swaps, interest rate swaps, total return debt swaps and credit default swaps outstanding during the six months ended April 30, 2019, which are indicative of the volumes of these derivative types, were $21,614, $4,113, $40,594, $8,127, $7,740 and $34, respectively.
Note 7. Investment Portfolio
The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of April 30, 2019:
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$21,648	$21,762	13%
Senior Secured Loans—Second Lien	5,770	5,729	3%
Senior Secured Bonds	37,338	37,469	22%
Unsecured Bonds	54,409	56,040	33%
Collateralized Loan Obligation/Structured Credit	46,356	45,716	27%
Emerging Markets Debt	1,927	1,630	1%
Preferred Equity	194	196	0%
Common Equity	1,138	891	1%
Total	$168,780	$169,433	100%
Investments Sold Short	$(4,287)	$(4,362)

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of April 30, 2019, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of April 30, 2019:
Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$29,818	18%
EUR CLO	13,923	8%
Media Entertainment	11,598	7%
Oil & Gas	9,559	6%
Municipal	8,834	5%
Telecommunications	7,854	5%
Retail	7,134	4%
Chemicals	6,253	4%
Healthcare-Services	5,752	4%
Commercial Services	5,205	3%
Pharmaceuticals	4,738	3%
Coal	4,094	2%
Healthcare	3,503	2%
Internet	3,138	2%
Oil & Gas Services	2,841	2%
Independent Oil & Gas	2,714	2%
Retailers	2,644	2%
Other Financial	2,591	2%
Transportation	2,401	1%
Periodical Publishers	2,343	1%
Commercial Banks	2,044	1%
Leisure	2,007	1%
USD CDO	1,975	1%
Diversified Financial Services	1,924	1%
Metals and Mining	1,740	1%
Other	22,806	12%
Total	$169,433	100%
Purchases and sales of securities during the six months ended April 30, 2019, other than short-term securities and U.S. government obligations, were $145,733 and $99,284, respectively.
Note 8. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of April 30, 2019, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:
Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$21,762	$—	$21,762
Senior Secured Loans—Second Lien	—	3,848	1,881	5,729
Senior Secured Bonds	—	37,469	—	37,469
Unsecured Bonds	—	55,182	858	56,040
Collateralized Loan Obligation (CLO)/Structured Credit	—	45,716	—	45,716
Emerging Markets Debt	—	1,630	—	1,630
Preferred Equity	—	—	196	196
Common Equity	632	259	—	891
Total Investments	632	165,866	2,935	169,433
Forward Foreign Currency Exchange Contracts	—	195	—	195
Cross-Currency Swaps	—	607	—	607
Interest Rate Swaps	—	32	—	32
Total Return Debt Swaps	—	—	86	86
Total Assets	$632	$166,700	$3,021	$170,353

Liability Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Sold Short	$—	$(4,362)	$—	$(4,362)
Forward Foreign Currency Exchange Contracts	—	(166)	—	(166)
Interest Rate Futures	(26)	—	—	(26)
Interest Rate Swaps	—	(69)	—	(69)
Total Return Debt Swaps	—	—	(26)	(26)
Total Liabilities	$(26)	$(4,597)	$(26)	$(4,649)
The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. Except as described above, the Fund’s preferred stock investment is also valued by the same independent valuation firm, which determines the fair value of such investments by considering, among other factors, contractual rights ascribed to such investments, as well as various income scenarios and multiples of earnings before interest, taxes, depreciation and amortization, or EBITDA, cash flows, net income, revenues or, in limited instances, book value or liquidation value.
The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.
The following is a reconciliation for the six months ended April 30, 2019 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:
	Senior Secured Loans—Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of period	$1,881	$863	$510	$195	$—	$3,449
Accretion of discount (amortization of premium)	4	—	—	—	—	4
Realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(4)	(5)	—	1	—	(8)
Purchases	—	—	—	—	449	449
Sales	—	—	—	—	—	—
Net transfers in or out of Level 3	—	—	(510)	—	(449)	(959)
Fair value at end of period	$1,881	$858	$—	$196	$—	$2,935
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(4)	$(5)	—	$1	—	$(8)

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The following is a reconciliation for the six months ended April 30, 2019 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:
Fair value at beginning of period	$(16)
Accretion of discount (amortization of premium)	—
Net realized gain (loss)	109
Net change in unrealized appreciation (depreciation)	76
Sales and repayments	(109)
Net transfers in or out of Level 3	—
Fair value at end of period	$60
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to the total return debt swaps still held at the reporting date	$76
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of April 30, 2019 are as follows:
Type of Investment	Fair Value at April 30, 2019	Valuation Technique(1)	Unobservable Input	Range	Weighted Average
Senior Secured Loans—Second Lien	$1,881	Market Quotes	Indicative Dealer Quotes	99.0%–99.0%	99.0%
Unsecured Bonds	858	Market Quotes	Indicative Dealer Quotes	105.0%–106.0%	105.5%
Preferred Equity	196	Market Comparables	EBITDA Multiples (x)	11.3x–13.3x	12.3x
		Market Comparables	Market Yield (%)	12.5%–13.1%	12.8%
Total	$2,935
Total Return Debt Swaps	$60	Market Comparables	Market Yield (%)	3.4%–4.8%	4.1%

(1)
Investments using a market quotes valuation technique were valued by using the mid-point of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For investments using a market comparables valuation technique, a significant increase (decrease) in the market yield, in isolation, would result in a significantly lower (higher) fair value measurement, and a significant increase (decrease) in any of the valuation multiples, in isolation, would result in a significantly higher (lower) fair value measurement.

Note 9. Financing Arrangement
The following table presents summary information with respect to the Fund’s outstanding financing arrangement as of April 30, 2019:
Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$19,289	$37,003(1)	October 26, 2019(2)

(1)
The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas’ commitment. As explained below, the Fund may borrow amounts in excess of BNP Paribas’ commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)
As described below, the BNP Facility generally is terminable upon 179 days’ notice by either party. As of April 30, 2019, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

BNP Facility
On October 25, 2017, and effective November 1, 2017, the Fund entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings on a committed basis up to a maximum amount equal to the average outstanding balance over the past ten business days or, if fewer, the number of business days since closing. The Fund may also borrow additional amounts on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such additional borrowings. Borrowings are available in U.S. Dollars (“USD”), Canadian Dollars (“CAD”), Euro (“EUR”), British Pounds (“GBP”), Swiss Francs (“CHF”), Australian Dollars (“AUD”), Japanese Yen (“JPY”), Swedish Kronor (“SEK”), and Danish Kroner (“DKK”). Borrowings under the BNP Facility accrue interest at a rate equal to the London Interbank Offered Rate (“LIBOR”) for a one-month interest period plus 1.00% per annum on USD borrowings, the Canadian Dollar Offered Rate (“CDOR”) for a one-month interest period plus 1.00% per annum on CAD borrowings, the British Pound Sterling London Interbank Offered Rate (“GBP LIBOR”) for a one-month interest period plus 1.00% per annum on GBP borrowings, the Swiss Franc London Interbank Offered Rate (“CHF LIBOR”) for a one-month interest period plus 1.00% per annum on CHF borrowings, the Bank Bill Swap Reference Rate (“BBSW”) for a one-month interest period plus 1.00% per annum on AUD borrowings, the Japanese Yen London Interbank Offered Rate (“JPY LIBOR”) for a one-month interest period plus 1.00% per annum on JPY borrowings, the Stockholm Interbank Offered Rate (“STIBOR”) for a one-month interest period plus 1.00% per annum on SEK borrowings, or the Copenhagen Interbank Offered Rate (“CIBOR”) for a one-month interest period plus 1.00% per annum on DKK borrowings. Interest is payable monthly in arrears. The Fund may terminate the facility upon 179 days’ notice. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide the Fund with 179 days’ notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay the Fund a fee equal to 1.00% of the maximum amount of financing available on the termination date.
In connection with the BNP Facility, the Fund has made certain representations and warranties and is required to comply with various covenants and reporting requirements customary for facilities of this type. The BNP Facility agreements contain the following events of default and termination events, among others: (a) the occurrence of a default or similar condition under certain third-party contracts of the Fund; (b) any change in BNP Paribas’ interpretation of applicable law that, in the reasonable opinion of counsel to BNP Paribas, has the effect of impeding or prohibiting the BNP Facility; (c) certain events of insolvency or bankruptcy by the Fund; (d) specified material reductions in the Fund’s NAV; (e) any change in the Fund’s fundamental or material investment policies; and (f) the termination of the Investment Advisory Agreement or if FS Credit Income Advisor otherwise ceases to act as the Fund’s investment adviser and is not immediately replaced by an affiliate or other investment adviser acceptable to BNP Paribas.
The carrying amount outstanding under the BNP Facility approximates its fair value. For the six months ended April 30, 2019, the total interest expense for the BNP Facility was $293.

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

For the six months ended April 30, 2019, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:
Cash paid for interest expense(1)	—
Average borrowings	$19,182
Effective interest rate on borrowings	3.48%
Weighted average interest rate	3.08%

(1)
Interest under the BNP Facility is payable monthly or may be capitalized on the principal balance as additional cash borrowing.

Under the terms of the BNP Facility, BNP Paribas has the ability to borrow a portion of the pledged collateral (collectively, the “rehypothecated securities”), subject to certain limits, in exchange for paying to the Fund a fee equal to 70% of the difference between the fair market rate (as determined by BNP Paribas) and the overnight Fed Funds rate. The Fund may, in its sole discretion for any valid business reason, designate any security within the pledged collateral as ineligible to be a rehypothecated security, provided there remain securities eligible to be rehypothecated within the segregated custody account in an amount equal to the outstanding borrowings owed by the Fund to BNP Paribas. The Fund may recall any rehypothecated security at any time and BNP Paribas must return such security or an equivalent security within a commercially reasonable period. In the event BNP Paribas does not return the security, the Fund will have the right to, among other things, apply and set off an amount equal to 100% of the then-current fair market value of such rehypothecated securities against any outstanding borrowings owed to BNP Paribas under the facility. Rehypothecated securities are marked-to-market daily and if the value of all rehypothecated securities exceeds 100% of the outstanding borrowings owed by the Fund under the BNP Facility, BNP Paribas may either reduce the amount of rehypothecated securities to eliminate such excess or deposit into the segregated custody account an amount of cash equal to such excess. The Fund will continue to receive interest and the scheduled repayment of principal balances on rehypothecated securities. For the six months ended April 30, 2019, the Fund did not receive any fees from BNP Paribas for securities that had been rehypothecated pursuant to the BNP Facility. As of April 30, 2019, there were no securities rehypothecated by BNP Paribas.
Note 10. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.
Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
Although the Fund may invest in investments that FS Credit Income Advisor and GoldenTree believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.
Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.
Collateralized Loan Obligation (“CLO”) Securities Risk: The Fund will invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other market and asset specific risks.
CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs.
The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.
Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.
Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of

FS Credit Income Fund
Notes to Unaudited Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

1933 for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule  144A is that certain restricted securities may be considered liquid, though no assurance can be given that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board of Trustees. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board of Trustees directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.
Note 11. Commitments and Contingencies
The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.
The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments).

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.
Form N-Q Filings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. FS Credit Income Advisor has delegated proxy voting responsibility to the GoldenTree Sub-Advisor. The GoldenTree Sub-Advisor, including without limitation its designee, shall have the power to vote, either in person or by proxy, all securities and other investments in which the GoldenTree Sub-Advisor’s assets may be invested from time to time, and shall not be required to seek or take instructions from, FS Credit Income Advisor or the Fund. Shareholders may obtain a copy of the GoldenTree Sub-Advisor’s proxy voting policies and procedures upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to the GoldenTree Sub-Advisor. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Credit Income Advisor and the GoldenTree Sub-Advisor upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.
Board Approval of Continuation of the Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting of the Board held on March 12, 2019 (the “Meeting”), the Board, including a majority of those trustees of the Fund who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor (“Independent Trustees”), considered and re-approved: (1) the Fund’s Investment Advisory Agreement between the Fund and FS Credit Income Advisor; and (2) the Sub-Advisory Agreement by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor (together with the Investment Advisory Agreement, the “Advisory Agreements”), each as being in the best interests of the Fund and its shareholders. In approving the Advisory Agreements, the Board considered information furnished and discussed throughout the year at Board meetings and executive sessions with management and counsel, including information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor specifically in relation to the consideration of the re-approval of the Advisory Agreements in response to requests for information from the Independent Trustees and their independent legal counsel.
In their deliberations, the Board considered a range of materials and information regarding the nature, extent and quality of services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor; the past performance of the Fund compared to relevant indices and peer funds; the fees and expenses of the Fund compared to those of other registered investment companies that FS Credit Income Advisor believed were relatively comparable to the Fund in terms of structure, investment objectives, portfolio mix and/or other similar criteria; the possibility of economies of scale that could be passed on to the Fund; and the profitability of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates) as a result of their relationships with the Fund.

In addition to evaluating, among other things, the written information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board also considered the presentations from FS Credit Income Advisor and the GoldenTree Sub-Advisor and the answers to questions posed by the Board to representatives of FS Credit Income Advisor and the GoldenTree Sub-Advisor. The Independent Trustees also met separately in an executive session with their independent legal counsel to review and consider the information provided regarding the Advisory Agreements.
Based on their review, the Board and the Independent Trustees concluded that it was in the best interests of the Fund and its shareholders to approve the continuation of the Advisory Agreements. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the services provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor, the Board reviewed information describing the financial strength, experience, resources, compliance programs, and key personnel of FS Credit Income Advisor and the GoldenTree Sub-Advisor (and their affiliates), including the personnel who provide investment management services to the Fund. With respect to FS Credit Income Advisor, the Board recognized the significant investment of time, capital and human resources provided by FS Credit Income Advisor and its affiliates that has resulted in the successful operation and management of the Fund.
The Board then considered FS Credit Income Advisor’s role in the management of the Fund’s assets, including the oversight and supervision of the GoldenTree Sub-Advisor to ensure that it meets its obligations under the Sub-Advisory Agreement. The Board also noted FS Credit Income Advisor’s description of its procedures to provide ongoing oversight and supervision of the GoldenTree Sub-Advisor’s performance and compliance with the Fund’s compliance procedures, investment objectives, policies and restrictions. The Board noted the administrative services FS Credit Income Advisor provides to the Fund, including general ledger accounting, fund accounting, legal services, investor relations and other administrative services. With respect to the GoldenTree Sub-Advisor, the Board considered, among other things, its role in sourcing, vetting and executing on investment decisions on behalf of the Fund, the personnel performing such services, its organizational capability, financial strength and compliance functions and its demonstrated success in the industry.
The Board and the Independent Trustees determined that they were satisfied with the nature, extent and quality of the services provided to the Fund by each of FS Credit Income Advisor and the GoldenTree Sub-Advisor, the expertise and capabilities of FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s personnel, FS Credit Income Advisor’s demonstrated capability to collaborate with and oversee the GoldenTree Sub-Advisor and FS Credit Income Advisor’s and the GoldenTree Sub-Advisor’s (or their affiliates, as applicable) financial strength and related capability to allocate resources necessary to successfully manage the Fund’s portfolio.
Review of Investment Performance. The Board and the Independent Trustees considered FS Credit Income Advisor’s explanations as to the Fund’s historical investment performance and determined that they were satisfied with the Fund’s performance as compared to the performance of  (i) relevant benchmark indices, (ii) a peer group of other credit-focused interval funds (the “Comparable Companies”) and (iii) other interval funds managed by affiliates of FS Credit Income Advisor. The Board and the Independent Trustees noted that the Fund’s performance was in-line with or had outperformed a majority of the benchmark indices for the relevant periods ended January 31, 2019. The Board and the Independent Trustees also noted that the Fund’s performance outperformed the average of the Comparable Companies over each of the year-to-date and since inception periods ended January 31, 2019, though was slightly below the average of the Comparable Companies for the trailing twelve months. The Board noted that the performance of one of the Comparable Companies benefitted from a significant expense support agreement with such fund’s sponsor, which was a factor contributing to the higher average peer group performance for the trailing twelve-month period.
Costs of Services Provided and Profits Realized. The Board then considered FS Credit Income Advisor’s investment advisory fee and the gross and net expense ratios (each as a percentage of average net assets) of the Fund’s Class I common shares of beneficial interest. The Board also considered such investment advisory fee and expense ratios as compared to the Comparable Companies and the other interval funds managed by affiliates of FS Credit Income Advisor. The Board acknowledged FS Credit Income Advisor’s agreement to reduce the investment advisory fee in April 2018 from an annual rate of 1.75% of the Fund’s average daily gross assets to 1.60% of the Fund’s average daily gross assets. The Board also acknowledged FS Credit Income Advisor’s and its affiliates’ financial support of the Fund through the assumption of organization and offering costs and the waiver of reimbursements of and/or paying certain of the Fund’s expenses pursuant to an expense limitation agreement by and between the Fund and FS Credit Income Advisor. The Independent Trustees considered that the Fund’s fees and expenses were generally in line with those of the Comparable Companies. With respect to the Fund’s expense ratios, the Board considered the expense ratios compared to the Comparable Companies and FS Credit Income Advisor’s explanation as to the comparability of the expenses. The Board noted that the net expense ratio of one of the Comparable Companies benefitted from a significant expense support agreement with such fund’s sponsor, which was a factor contributing to the lower average peer group net expense ratio.
The Board then reviewed the profitability information provided by FS Credit Income Advisor and the GoldenTree Sub-Advisor and FS Credit Income Advisor’s methodology for determining profitability.
The Board determined that, based on the information reviewed, FS Credit Income Advisor’s management fees, expense ratios and profitability were reasonable in relation to the services rendered to the Fund by FS Credit Income Advisor. With respect to the re-approval of the Sub-Advisory Agreement, the Board determined that it was satisfied with the level of fees paid by FS Credit Income Advisor to the GoldenTree Sub-Advisor given the quality and extent of services provided and that the GoldenTree Sub-Advisor’s fees are reasonable in relation to the services rendered.
Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the Fund’s fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered that FS Credit Income Advisor does not expect to be profitable until the Fund reaches significant scale due, in part, to the substantial up-front expenses incurred in launching the Fund and the impact of the expense limitations. The Board also considered that the advisory fee was meant to provide reasonable compensation once the Fund reaches scale. The Board also considered FS Credit Income Advisor’s commitment to monitor economies of scale on an ongoing basis.
Other Benefits. The Board considered other benefits that may accrue to FS Credit Income Advisor, the GoldenTree Sub-Advisor and their affiliates from their relationships with the Fund, including that FS Credit Income Advisor and the GoldenTree Sub-Advisor may potentially benefit from their relationship with the Fund in the sense that the success of the Fund could attract other business to FS Credit Income Advisor and the GoldenTree Sub-Advisor.
Overall Conclusions. Based on all of the information considered and the conclusions reached, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable and that the approval of the Advisory Agreements are in the best interests of the Fund. The Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreements for an additional year.

www.fsinvestments.com	SAR19-CIF
© 2019 FS Investments	DFS JN19

Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
Not applicable to this semi-annual report on Form N-CSR.
Item 6.   Investments.
(a)
The Fund’s unaudited schedule of investments as of April 30, 2019 is included as part of the Semi-Annual Report included in Item 1 of this semi-annual report on Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to this semi-annual report on Form N-CSR.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
(a)
Not applicable to this semi-annual report on Form N-CSR.

(b)
As of the date of filing of this semi-annual report on Form N-CSR, there has been no change in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Fund’s most recently filed annual report on Form N-CSR.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases were made by or on behalf of the Fund during the period covered by this semi-annual report on Form N-CSR.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this semi-annual report on Form N-CSR.
Item 11.   Controls and Procedures.
(a)
The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this semi-annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this semi-annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this semi-annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)
Not applicable to this semi-annual report on Form N-CSR.

(b)
Not applicable to this semi-annual report on Form N-CSR.

Item 13.   Exhibits.
(a)(1)	Not applicable to this semi-annual report on Form N-CSR.
(a)(2)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Credit Income Fund
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer Date: June 27, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer (Principal Executive Officer) Date: June 27, 2019
By: /s/ Edward T. Gallivan, Jr. Edward T. Gallivan, Jr. Chief Financial Officer (Principal Financial Officer) Date: June 27, 2019